THE ARBITRAGE FUNDS

The Arbitrage Credit Opportunities Fund

Supplement dated March 26, 2018 to the Prospectus

dated September 30, 2017, as supplemented to date

and to the Summary Prospectus dated September 30, 2017

(as amended and restated on February 21, 2018)

On or about March 31, 2018, Robert Ryon will no longer have a role as a portfolio manager for The Arbitrage Credit Opportunities Fund.  At that time, all references to Mr. Ryon are hereby deleted from the Prospectus.

Please retain this supplement for future reference.